Expense Example, No Redemption (Vanguard Inflation-Protected Securities Fund Participant)	Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255